Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
INVENTORIES

Note 5 — INVENTORIES

Inventory mainly consists finished goods, such as prescription drugs and over-the-counter (“OTC”) drugs, traditional Chinese medicine (“TCM”) and others, valued at RMB8,280,145 and RMB5,660,426 (US$834,243) as of December 31, 2025 and June 30, 2026, respectively. The Group recorded accrual of allowance for inventory valuation of RMB599,926 and RMB2,002,377 (US$295,114) for the six months ended June 30, 2025 and 2026, respectively.